Oct. 25, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control - Edgar

RE:        RiverSource Variable Account 10 ("Registrant")
               RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity RiverSource RAVA 5 Advantage Variable Annuity
               (Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Select Variable Annuity
               (Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Access Variable Annuity
               (Offered for contract applications signed prior to 4/30/2012) File Nos. 333-79311/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 68 (Amendment). This Amendment was filed electronically on Oct. 9, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Dixie Carroll
    ---------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary